Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 9 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2022	December 31, 2021

Security deposits payable*	$157,961	$172,552
Salary payable**	97,052	884,825
Others	35,137	226,858
Total	$290,150	$1,284,235

*	The Company signed cooperation agreements with third parties to co-develop a niche market for its online platforms. The Company provides its platforms and users to promote products provided by the third party developers. Revenue generated from the niche markets will be shared between the Company and these parties. These third- party developers also guarantee certain sales volume yearly and the security deposit will be paid to the Company to make up for the sales target shortfalls at the end of the year. Any remaining security deposits will be returned to these parties upon dissolution of the cooperation agreements. The Company returned approximately nil and recognized approximately nil of deposits for target shortfalls as revenue for the years ended December 31, 2022. The Company returned approximately $314,000 and recognized approximately $119,000 of deposits for target shortfalls as revenue for the year ended December 31, 2021. No deposit were returned and no revenue was recognized for the year ended December 31, 2020.

**	During the years ended December 31, 2022, 2021 and 2020, the Company accrued bonuses payable of approximately $40,203, $789,325 and $256,000, respectively.